Consolidated Schedule of Investments(a)
Invesco Managed Futures Strategy ETF (IMF)
January 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-75.48%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(b)(c)	179,070,541	$179,070,541
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.88%(b)(c)	51,475,468	51,475,468
TOTAL INVESTMENTS IN SECURITIES-75.48% (Cost $230,546,009)		230,546,009
OTHER ASSETS LESS LIABILITIES-24.52%		74,908,265
NET ASSETS-100.00%		$305,454,274

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$178,766,970	$10,947,771	$(10,644,200)	$-	$-	$179,070,541	$1,668,360
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	60,158,088	58,846,142	(67,528,762)	-	-	51,475,468	590,230
Total	$238,925,058	$69,793,913	$(78,172,962)	$-	$-	$230,546,009	$2,258,590

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	108	April-2026	$7,486,560	$211,426	$211,426
Gasoline RBOB	81	March-2026	6,607,364	214,511	214,511
Gold	29	April-2026	13,760,790	(1,292,477)	(1,292,477)
LME Copper	38	June-2026	12,536,580	2,383,268	2,383,268
LME Primary Aluminum	162	March-2026	12,708,536	1,115,453	1,115,453
Low Sulphur Gasoil	120	April-2026	8,517,000	566,469	566,469
New York Harbor Ultra-Low Sulfur Diesel	70	March-2026	7,447,020	212,685	212,685
Silver	12	March-2026	4,711,860	1,281,621	1,281,621
Soybean Oil	261	July-2026	8,517,474	200,176	200,176
WTI Crude Oil	26	March-2026	1,695,460	42,506	42,506
Subtotal—Commodity Risk				4,935,638	4,935,638
Currency Risk
Canadian Dollar	215	March-2026	15,851,950	(21,783)	(21,783)
CME Australian Dollar Currency	351	March-2026	24,471,720	901,372	901,372
CME British Pound Currency	345	March-2026	29,534,156	342,205	342,205
CME Euro Foreign Exchange Currency	232	March-2026	34,489,700	264,616	264,616
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
January 31, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CME New Zealand Dollar Currency	356	March-2026	$21,513,080	$(33,335)	$(33,335)
CME Swiss Franc Currency	181	March-2026	29,446,438	455,275	455,275
Subtotal—Currency Risk				1,908,350	1,908,350
Equity Risk
E-Mini Russell 2000 Index	90	March-2026	11,810,700	317,902	317,902
E-Mini S&P 500 Index	48	March-2026	16,717,800	242,736	242,736
Eurex DAX Index	20	March-2026	12,308,000	151,160	151,160
EURO STOXX 50	211	March-2026	12,556,610	459,980	459,980
Euronext CAC 40 Index	131	February-2026	10,658,815	(289,807)	(289,807)
FTSE 100 Index	124	March-2026	12,634,980	479,897	479,897
FTSE/MIB Index	52	March-2026	11,870,560	353,437	353,437
MEFF Madrid IBEX 35 Index	65	February-2026	11,618,165	50,328	50,328
MSCI Emerging Markets Index	177	March-2026	13,459,080	1,067,476	1,067,476
OML Stockholm OMXS30 Index	465	February-2026	140,755,500	171,000	171,000
S&P/TSX 60 Index	63	March-2026	23,344,020	(253)	(253)
SPI 200 Index	95	March-2026	20,964,125	155,555	155,555
Tokyo Stock Price Index	68	March-2026	2,432,360,000	684,938	684,938
Subtotal—Equity Risk				3,844,349	3,844,349
Interest Rate Risk
EURO-BTP	194	March-2026	23,495,340	162,491	162,491
Euro-OAT	22	March-2026	2,682,460	(21)	(21)
Subtotal—Interest Rate Risk				162,470	162,470
Subtotal—Long Futures Contracts				10,850,807	10,850,807
Short Futures Contracts
Interest Rate Risk
Australia 10 Year Bonds	329	March-2026	(35,910,959)	(24,189)	(24,189)
Canada 10 Year Bonds	279	March-2026	(33,781,320)	(26,032)	(26,032)
Euro-Bobl	213	March-2026	(24,837,930)	25,967	25,967
Euro-Bund	194	March-2026	(24,864,980)	107,963	107,963
Euro-Buxl	82	March-2026	(9,010,160)	175,678	175,678
Euro-Schatz	247	March-2026	(26,405,535)	5,819	5,819
Long Gilt	107	March-2026	(9,720,950)	(10,108)	(10,108)
SFE 3 Year Australian Bonds	359	March-2026	(37,616,095)	6,104	6,104
U.S. Treasury 5 Year Notes	231	March-2026	(25,162,758)	12,070	12,070
U.S. Treasury 10 Year Notes	225	March-2026	(25,161,328)	(32,618)	(32,618)
U.S. Treasury 2 Year Notes	121	March-2026	(25,227,555)	19,498	19,498
U.S. Treasury Long Bonds	112	March-2026	(12,894,000)	(11,914)	(11,914)
Subtotal—Interest Rate Risk				248,238	248,238
Commodity Risk
Corn	392	July-2026	(8,663,200)	277,101	277,101
Natural Gas	93	December-2026	(4,718,820)	(207,725)	(207,725)
Soybean	112	July-2026	(6,106,800)	3,165	3,165
Soybean Meal	272	March-2026	(7,985,920)	276,708	276,708
Wheat	242	July-2026	(6,724,575)	162,650	162,650
Subtotal—Commodity Risk				511,899	511,899
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
January 31, 2026
(Unaudited)
Open Futures Contracts(a)—(continued)
Short Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
CME Japanese Yen Currency	284	March-2026	$(23,051,925)	$(121,497)	$(121,497)
Subtotal—Short Futures Contracts				638,640	638,640
Total Futures Contracts				$11,489,447	$11,489,447

(a)	Futures contracts collateralized by $72,777,852 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2026, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.